Share-Based Payments (Details)			6 Months Ended		12 Months Ended
	Nov. 06, 2023 USD ($) $ / shares shares	Dec. 16, 2022	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Share-Based Payments [Line Items]
Share options term		10 years
Share option vested percentage		50.00%			33.30%
Share option unvested percentage		50.00%
Exchange ratio					0.307212
Options during exercised price (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Estimated fair values of the awarded (in Dollars per share)						$ 1.025
Equity-settled share-based payment expense (in Dollars) | $					$ 1,288,714	$ 3,179,214	$ 6,629,044
Price per share (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Fair value of services received (in Dollars) | $	$ 500,000
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares issued (in Shares) | shares					10,092,134
Bottom of range [member]
Share-Based Payments [Line Items]
Share options vest		45 months
Estimated fair values of the awarded (in Dollars per share)						$ 0.7203
Top [Member]
Share-Based Payments [Line Items]
Share options vest		48 months
First Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage					33.30%
Second Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage					33.40%
Third Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage					33.40%
Equity Settled Share Based Payment Transactions [Member]
Share-Based Payments [Line Items]
Options during exercised price (in Dollars per share)					$ 1.16	$ 1.21
Expected dividend					0.00%
Share Compensation [Member]
Share-Based Payments [Line Items]
Share option vested percentage					33.30%
Contractual lives					10 years
Equity Settled Transactions [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares issued (in Shares) | shares	325,000
Restricted share units [member]
Share-Based Payments [Line Items]
Share option vested percentage					100.00%
Certain employees (in Shares) | shares					2,076,000
Equity-settled share-based payment expense (in Dollars) | $			$ 556,518	$ 745,096		$ 1,195,000